Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable, gross	$9,150,455	$5,898,773
Less: allowance for current expected credit loss	(96,358)	(89,399)
Accounts receivable, net	$9,054,097	$5,809,374

Schedule of Movement of Allowance for Current Expected Credit Losses

Movement of allowance for current expected credit losses:

	June 30, 2025	December 31, 2024
Beginning balance	$89,399	$52,773
Provision for credit losses	5,200	38,617
Exchange rate effect	1,759	(1,991)
Ending balance	$96,358	$89,399

Schedule of Current Expected Credit Losses

The following CECL rates were used to determine the allowance for current expected credit losses for the six months ended June 30, 2025.

Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	1.000%
Adjustment	0.250%	0.500%	0.750%	1.000%	1.500%	2.250%	3.000%	3.000%
CECL rate	0.250%	0.500%	0.750%	1.000%	1.500%	2.250%	3.000%	4.000%

The following CECL rates were used to determine the allowance for current expected credit losses for the year ended December 31, 2024.

Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Adjustment	0.258%	0.517%	0.775%	1.033%	1.550%	2.325%	3.100%	3.100%
CECL rate	0.258%	0.517%	0.775%	1.033%	1.550%	2.325%	3.100%	3.100%